Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Change in benefit obligations:
Benefit obligations at beginning of fiscal year		¥ 1,437,843	¥ 1,571,296
Service cost		33,190	39,672	¥ 45,697
Interest cost		5,636	5,790	5,590
Plan participants' contributions		1,089	1,131
Amendments	[1]	1	(74,160)
Actuarial loss (gain)		(19,939)	(6,938)
Foreign exchange translation		4,099	2,971
Benefits paid		(54,483)	(52,930)
Lump-sum payments		(29,697)	(27,357)
Settlement	[2]		(21,632)
Benefit obligations at end of fiscal year		1,377,739	1,437,843	1,571,296
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		2,412,745	2,252,624
Actual return (negative return) on plan assets		(8,008)	395,555
Foreign exchange translation		3,863	3,570
Partial withdrawal of assets from employee retirement benefits trusts (Note)	[3]	(270,172)	(188,299)
Employer contributions		28,977	24,939
Plan participants' contributions		1,089	1,131
Benefits paid		(54,483)	(52,930)
Settlement	[2]		(23,845)
Fair value of plan assets at end of fiscal year		2,114,011	2,412,745	¥ 2,252,624
Funded status		736,272	974,902
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost		762,147	999,962
Accrued pension liability		(25,875)	(25,060)
Net amount recognized		736,272	974,902
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)		63,030	67,856
Net actuarial gain (loss)		421,690	478,966
Net amount recognized		¥ 484,720	¥ 546,822

[1]	The amount of ¥74,160 million for March 31, 2021 includes ¥73,998 million of prior service benefits recognized during the six months ended September 30, 2020 related to an amendment to the defined benefit pension plans at MHFG and certain domestic subsidiaries. In September 2020, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit pension plans that was effective as of October 1, 2020. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date.
[2]	The amount of ¥21,632 million and ¥23,845 million of settlement for March 31, 2021 resulted from partial transition from the defined benefit pension plans to the defined contribution pension plans, which occurred during the second half of the fiscal year ended March 31, 2021 at MHFG and certain domestic subsidiaries. This partial transition constitutes a settlement under ASC 715 and any gain or loss is required to be recognized in the consolidated results of operations once settlement criteria are met. The settlement criteria were met during the second half of the fiscal year ended March 31, 2021.
[3]	During the fiscal year ended March 31, 2021 and 2022, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2022. No gains or losses have been recognized as a result of this transaction.